Document and Entity Information	Apr. 04, 2024
Cover [Abstract]
Entity Registrant Name	NORFOLK SOUTHERN CORP
Entity Address, State or Province	GA
Amendment Flag	false
Entity Central Index Key	0000702165
Document Type	8-K
Document Period End Date	Apr. 04, 2024
Entity Incorporation State Country Code	VA
Entity File Number	1-8339
Entity Tax Identification Number	52-1188014
Entity Address, Address Line One	650 West Peachtree Street NW
Entity Address, City or Town	Atlanta
Entity Address, Postal Zip Code	30308-1925
City Area Code	(855)
Local Phone Number	667-3655
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Norfolk Southern Corporation Common Stock (Par Value $1.00)
Trading Symbol	NSC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false